Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	28,380,621
Maximum Aggregate Offering Price	$ 419,959,002.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 64,295.72
Rule 457(f)	true
Amount of Securities Received | shares	43,645,708
Value of Securities Received, Per Share	11.32
Value of Securities Received	$ 498,521,276.78
Cash Consideration Paid	78,562,274.40
Fee Note MAOP	$ 419,959,002.38
Offering Note	(1) The number of shares of common stock, par value $0.01 per share, of Eastern Bankshares, Inc. ("Eastern" and such shares, "Eastern Common Stock") being registered is based upon an estimate of (i) the exchange ratio of 0.765 of a share of Eastern Common Stock for each share of common stock, par value $0.01 per share, of HarborOne Bancorp, Inc. ("HarborOne" and, such shares, the "HarborOne Common Stock") multiplied by (ii) the product of: (x) 43,645,708, which is the sum of (a) 43,408,480 shares of HarborOne Common Stock outstanding as of March 31, 2025, plus (b) 228,195 shares of HarborOne restricted stock awards, net of forfeitures as of March 31, 2025, plus (c) 9,033 shares of HarborOne performance stock units vested as of March 31, 2025, and (y) 0.85, which represents the maximum percentage of HarborOne Common Stock to be converted into stock in accordance with the Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to Rule 416, this Registration Statement also covers an indeterminate number of shares of Eastern Common Stock as may become issuable as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c), 457(f)(1), and 457(f)(3) promulgated thereunder. The total amount of HarborOne's securities to be cancelled in connection with the merger is 43,645,708. The total value of HarborOne securities to be cancelled ($498,521,276.78) is the sum of (x) the maximum aggregate offering price ($419,959,002.38), and (y) the amount of cash consideration paid by Eastern ($78,562,274.40). The maximum aggregate offering price ($419,959,002.38) is (x) the average of the high and low prices of HarborOne's Common Stock as reported on the NASDAQ Global Select Market on June 6, 2025 ($11.32), multiplied by (y) the product of (a) the number of shares of HarborOne's Common Stock outstanding as of March 31, 2025 (43,645,708), and (b) 0.85, which represents the maximum percentage of HarborOne Common Stock to be converted into stock in accordance with the Merger Agreement. The amount of cash consideration paid by Eastern ($78,562,274.40) is (x) the product of (a) the number of shares of HarborOne's Common Stock outstanding as of March 31, 2025 (43,645,708), and (b) 0.15, which represents the maximum percentage of HarborOne Common Stock to be converted into cash in accordance with the Merger Agreement, multiplied by (y) the cash consideration per share of HarborOne Common Stock ($12.00). (3) Calculated by multiplying the estimated maximum aggregate offering price of securities to be registered by 0.0001531.